Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Registrant

ARGO GROUP INTERNATIONAL HOLDINGS, LTD.

SCHEDULE II

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(in millions)

BALANCE SHEETS	December 31,
	2011	2010
Assets
Other investments, unrealized loss on foreign currency exchange forward contracts	$(1.0)	$0.0
Short-term investments	0.2	0.2
Investment in subsidiaries	1,530.6	1,740.4
Other assets	6.8	5.9

Total assets	$1,536.6	$1,746.5

Liabilities and Shareholders’ Equity
Junior subordinated debentures	$64.4	$64.4
Intercompany note payable (1)	0.0	58.9
Due to subsidiaries	0.3	3.0
Accrued underwriting expense	8.4	10.1
Other liabilities	0.5	0.5

Total liabilities	73.6	136.9
Shareholders’ equity	1,463.0	1,609.6

Total liabilities and shareholders’ equity	$1,536.6	$1,746.5

STATEMENTS OF (LOSS) INCOME	For the Years Ended December 31,
	2011	2010	2009
Net investment income (2)	$100.1	$17.7	$(1.7)

Expenses:
Interest expense	5.4	4.8	3.9
Other expenses	22.6	27.4	15.2

Total operating expenses	28.0	32.2	19.1

Net income (loss) before equity in (losses) earnings of subsidiaries (3)	72.1	(14.5)	(20.8)
Equity in undistributed (losses) earnings of subsidiaries	(154.0)	101.2	136.0

Net (loss) income	$(81.9)	$86.7	$115.2

(1)

In December 2010, select intercompany transactions with one subsidiary were converted to a note payable agreement which began accruing interest retroactively to March 1, 2010. Some of these transactions had previously been reflected in “Due to subsidiaries.”

(2)	For the years ended December 31, 2011 and 2010, net investment income includes intercompany dividend activity of $100.0 million and $17.5 million, respectively.
(3)	Argo Group International Holdings, Ltd. is not subject to taxation.

ARGO GROUP INTERNATIONAL HOLDINGS, LTD.

SCHEDULE II

CONDENSED FINANCIAL INFORMATION OF REGISTRANT

(in millions)

STATEMENTS OF CASH FLOWS	For the Years Ended December 31,
	2011	2010	2009
Cash flows from operating activities:
Net (loss) income	$(81.9)	$86.7	$115.2
Adjustments to reconcile net (loss) income to net cash provided (used) by operating activities:
Amortization and depreciation	0.8	0.5	0.5
Share-based payments expense	2.6	4.1	3.0
Undistributed (losses) earnings in subsidiaries	154.0	(101.2)	(136.0)
Change in:
Prepaid assets	(0.8)	(0.5)	(0.2)
Accrued underwriting expense	(1.6)	1.8	0.0
Due to subsidiaries	(3.2)	(3.0)	14.9
Interest on intercompany note payable	1.7	1.2	0.0
Other assets and liabilities, net	0.0	(0.8)	0.1

Cash provided (used) by operating activities	71.6	(11.2)	(2.5)

Cash flows from investing activities:
Change in short-term investments	0.0	1.8	(0.2)
Settlements of foreign currency exchange forward contracts	1.3	0.0	0.0
Purchases of fixed assets	(0.3)	(0.1)	(0.8)

Cash (used) provided by investing activities	1.0	1.7	(1.0)

Cash flows from financing activities:
Borrowings under intercompany note payable, net	(60.6)	36.8	0.0
Activity under stock incentive plans	1.1	4.4	3.1
Repurchase of Company’s common shares	0.0	(17.5)	0.0
Payment of cash dividend to common shareholders	(13.1)	(14.2)	0.0

Cash (used) provided by financing activities	(72.6)	9.5	3.1

Change in cash	0.0	0.0	(0.4)
Cash, beginning of period	0.0	0.0	0.4

Cash, end of period	$0.0	$0.0	$0.0